Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Mairs & Power Small Cap Fund
Mairs & Power Balanced Fund
Mairs & Power Growth Fund
(together, the “Funds”)
Each, a series of Trust for Professional Managers

Supplement dated January 17, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2024

Bob Thompson, co-manager of the Mairs & Power Balanced Fund, and Investment Officer of the Funds’ investment adviser, Mairs & Power, Inc. will retire on or about June 30, 2025.

Following Mr. Thompson’s retirement, the Mairs & Power Balanced Fund will be managed by Kevin V. Earley and Brent S. Miller.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Mairs & Power Balanced Fund
(the “Fund”)
A series of Trust for Professional Managers

Supplement dated January 17, 2025
to the Summary Prospectus,
dated April 30, 2024, as supplemented

Robert (Bob) W. Thompson, Co-Portfolio Manager of the Mairs & Power Balanced Fund, will retire on or about June 30, 2025.

Following Mr. Thompson’s retirement, the Fund will continue to be managed by Kevin V. Earley, Lead Portfolio Manager of the Fund, and Brent S. Miller, Co-Portfolio Manager of the Fund.

Please retain this supplement for future reference.